Vanguard Emerging Markets Select Stock Fund Expense Example - Investor Prospectus [Member] - Vanguard Emerging Markets Select Stock Fund - Investor Shares	Oct. 31, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 84
Expense Example, with Redemption, 3 Years	262
Expense Example, with Redemption, 5 Years	455
Expense Example, with Redemption, 10 Years	$ 1,014